                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM MID CAP GROWTH FUND

                          Supplement dated May 14, 2004
                    to the Prospectus dated February 27, 2004
                        as supplemented February 27, 2004


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

         o Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

         o Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

         They are assisted by the Small/Mid Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                          Supplement dated May 14, 2004
                     to the Prospectus dated April 30, 2004
                         as supplemented April 30, 2004


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - MID CAP GROWTH" on page 17 of the Prospectus:

         "MID CAP GROWTH
         (Co-Managed)

         o Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

         o Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

         They are assisted by the Small/Mid Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."